Property and Equipment	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Property and Equipment
13.	Property and Equipment

(1)	Property and equipment as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	December 31, 2023
	Acquisition cost		Accumulated depreciation	Accumulated impairment loss	Carrying amount
Land	~~W~~	1,248,200	—	—	1,248,200
Buildings		1,775,563	(1,001,721)	(450)	773,392
Structures		941,868	(705,388)	(1,601)	234,879
Machinery		37,688,793	(29,796,000)	(2,139)	7,890,654
Other		1,757,617	(1,271,597)	(863)	485,157
Right-of-use assets		2,549,003	(933,567)	(3,485)	1,611,951
Construction in progress		761,963	—	—	761,963

	~~W~~	46,723,007	(33,708,273)	(8,538)	13,006,196

(In millions of won)
	December 31, 2022
	Acquisition cost		Accumulated depreciation	Accumulated impairment loss	Carrying amount
Land	~~W~~	1,005,857	—	—	1,005,857
Buildings		1,736,257	(950,582)	(450)	785,225
Structures		935,276	(668,019)	(1,601)	265,656
Machinery		37,100,715	(29,185,881)	(1,934)	7,912,900
Other		1,771,890	(1,273,655)	(841)	497,394
Right-of-use assets		2,555,685	(766,350)	(3,206)	1,786,129
Construction in progress		1,069,331	—	—	1,069,331

	~~W~~	46,175,011	(32,844,487)	(8,032)	13,322,492

(2)	Changes in property and equipment for the years ended December 31, 2023 and 2022 are as follows:

(In millions of won)
	2023
	Beginning balance		Acquisition	Disposal	Transfer	Depreciation	Impairment	Ending balance
Land	~~W~~	1,005,857	12	(388)	242,719	—	—	1,248,200
Buildings		785,225	1,083	(294)	41,516	(54,138)	—	773,392
Structures		265,656	1,632	(198)	6,446	(38,657)	—	234,879
Machinery		7,912,900	553,541	(7,267)	1,734,474	(2,302,789)	(205)	7,890,654
Other		497,394	554,595	(1,205)	(476,097)	(89,506)	(24)	485,157
Right-of-use assets		1,786,129	345,761	(86,069)	(23,436)	(410,032)	(402)	1,611,951
Construction in progress		1,069,331	1,554,922	(26)	(1,862,264)	—	—	761,963

	~~W~~	13,322,492	3,011,546	(95,447)	(336,642)	(2,895,122)	(631)	13,006,196

(In millions of won)
	2022
	Beginning balance		Acquisition	Disposal	Transfer	Depreciation	Impairment	Business combination(*)	Ending balance
Land	~~W~~	972,800	79	(175)	30,364	—	—	2,789	1,005,857
Buildings		794,453	1,071	(638)	36,219	(54,463)	—	8,583	785,225
Structures		291,279	2,288	(32)	10,422	(38,301)	—	—	265,656
Machinery		7,997,927	560,889	(49,586)	1,696,447	(2,292,358)	(419)	—	7,912,900
Other		487,716	780,382	(938)	(672,199)	(105,730)	(391)	8,554	497,394
Right-of-use assets		1,559,333	720,932	(65,961)	(27,579)	(403,794)	(3,133)	6,331	1,786,129
Construction in progress		767,751	1,564,345	(1,709)	(1,261,937)	—	—	881	1,069,331

	~~W~~	12,871,259	3,629,986	(119,039)	(188,263)	(2,894,646)	(3,943)	27,138	13,322,492

(*)	Includes assets acquired from the acquisition of SK m&service Co., Ltd. by PS&Marketing Corporation, a subsidiary of the Parent Company for the year ended December 31, 2022.